Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2015	Nov. 13, 2015
Document And Entity Information
Entity Registrant Name	T.A.G. Acquisitions Ltd.
Entity Central Index Key	0001610785
Document Type	10-Q
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		6,300,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2015